Unaudited condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Other non-current assets	$ 88	$ 186
Tangible fixed assets	2,174,891	2,206,618
Right-of-use assets	602	516
Total non-current assets	2,175,581	2,207,320
Current assets
Trade and other receivables	13,948	16,265
Inventories	3,146	3,036
Prepayments and other current assets	2,171	2,691
Short-term investments	2,500
Cash and cash equivalents	119,816	103,736
Total current assets	141,581	125,728
Total assets	2,317,162	2,333,048
Partners' equity
Common unitholders (47,517,824 units issued and outstanding as of December 31, 2020 and 50,722,201 units issued and outstanding as of June 30, 2021)	637,843	594,901
General partner (1,021,336 units issued and outstanding as of December 31, 2020 and 1,077,494 units issued and outstanding as of June 30, 2021)	11,949	11,028
Preference unitholders (5,750,000 Series A Preference Units, 4,600,000 Series B Preference Units and 4,000,000 Series C Preference Units issued and outstanding as of December 31, 2020 and June 30, 2021)	347,889	347,889
Total partners' equity	997,681	953,818
Current liabilities
Trade accounts payable	13,222	13,578
Due to related parties	1,466	7,525
Derivative financial instruments-current portion	7,632	8,185
Other payables and accruals	55,447	50,679
Borrowings-current portion	105,065	104,908
Lease liabilities-current portion	363	332
Total current liabilities	183,195	185,207
Non-current liabilities
Derivative financial instruments-non-current portion	7,136	12,152
Borrowings-non-current portion	1,128,079	1,180,635
Lease liabilities-non-current portion	197	112
Other non-current liabilities	874	1,124
Total non-current liabilities	1,136,286	1,194,023
Total partners' equity and liabilities	$ 2,317,162	$ 2,333,048